Equity-based participation plans for associates (Details 4) - Select North America Pure in Millions	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	15.2	20.3
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 60.7
Number of share options exercised or sold	(5.6)	(5.1)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 58.6	$ 57.4
Number of share options outstanding at end of period	9.6	15.2
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 61.9	$ 60.7
Number of share options exercisable			9.6	15.2
Weighted average exercise price of share options exercisable in share-based payment arrangement			$ 61.9	$ 60.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	15.2	15.2	9.6	15.2
Weighted average remaining contractual life of outstanding share options	2 years 3 months 19 days
Exercise price of outstanding share options			$ 85.1
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 60.7	$ 60.7	$ 61.9	$ 60.7
54.5
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.4
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.4		0.4
Weighted average remaining contractual life of outstanding share options	0 years
Exercise price of outstanding share options			$ 54.5
57.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.2
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.2		1.2
Weighted average remaining contractual life of outstanding share options	1 year
Exercise price of outstanding share options			$ 57.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.9
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.9		2.9
Weighted average remaining contractual life of outstanding share options	2 years
Exercise price of outstanding share options			$ 57.6
66.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	5.1
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	5.1		5.1
Weighted average remaining contractual life of outstanding share options	3 years
Exercise price of outstanding share options			$ 66.0